Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share
The calculation of both basic and diluted earnings per share is based on net income attributable to equity holders of the parent and weighted average outstanding shares of:

	For the year ended December 31,
In thousands of U.S. dollars except for share data	2025	2024	2023
Net income	$344,292	$668,774	$546,898

Basic weighted average number of shares	46,554,200	48,544,137	52,369,269
Effect of dilutive potential basic shares:
Restricted stock	2,395,322	2,330,185	2,158,478
Diluted weighted average number of shares	48,949,522	50,874,322	54,527,747

Earnings per share:
Basic	$7.40	$13.78	$10.44
Diluted	$7.03	$13.15	$10.03
During the years ended December 31, 2025, 2024 and 2023, potentially dilutive shares relating to unvested restricted stock were included in the computation of diluted earnings per share because their effect was dilutive. The inclusion of potentially dilutive shares of unvested restricted stock reflects the dilutive impact of 4,597,824, 3,793,883 and 3,231,060, respectively, unvested shares of restricted stock.